Nature of Business (Details)							1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 09, 2024 USD ($) $ / shares shares	Jun. 05, 2024 shares	Apr. 22, 2024 USD ($) $ / shares shares	May 09, 2023 $ / shares shares	May 02, 2023 $ / shares shares	Apr. 27, 2023 shares	Nov. 01, 2024 $ / shares shares	Mar. 14, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) segment shares	Dec. 31, 2023 USD ($) shares	Jul. 10, 2024 $ / shares	Jul. 08, 2024 $ / shares	Dec. 31, 2022 USD ($)
Nature of business:
Number of operating segments | segment									2
Accumulated deficit									$ 233,970,752	$ 225,704,176
Working capital									3,980,218
Net loss									(8,266,576)	(6,140,730)
Net cash used in operating activities									(8,403,618)	(8,604,109)
Cash and cash equivalents									7,819,514	8,446,158			$ 13,359,615
Number of shares issued | shares						3,125
Shares issued price per share | $ / shares			$ 6.40
Percentage of numbers of shares issued upon exercise of existing warrants	150.00%
Reverse stock spilt effective from June 5, 2024		0.0625
Fractional shares issued in reverse stock split (in shares) | shares		0
Public Offering
Nature of business:
Expiration term of warrants			5 years
Total gross proceeds			$ 4,750,000
Issuance costs			$ 450,000						625,065	834,061
At Market Issuance sales
Nature of business:
Number of shares issued | shares							229,078
Issuance costs									$ 24,484	$ 113,217
Weighted average price | $ / shares							$ 4.72
Common Stock
Nature of business:
Fractional shares issued in reverse stock split (in shares) | shares									114,735
Common Stock | Public Offering
Nature of business:
Number of shares issued | shares			204,694	143,844
Shares issued price per share | $ / shares				$ 20.80
Common Stock | At Market Issuance sales
Nature of business:
Number of shares issued | shares									229,078	53,202
Subsequent Event | At Market Issuance sales
Nature of business:
Number of shares issued | shares								628,758
Total gross proceeds								$ 2,700,000
Weighted average price | $ / shares								$ 4.23
Aggregate value of shares remaining from agreement								$ 2,100,000
Pre-funded warrants | Public Offering
Nature of business:
Number of common warrants to purchase shares issued | shares			537,500
Exercise price of warrants | $ / shares			$ 0.02
Common warrants | Public Offering
Nature of business:
Number of common warrants to purchase shares issued | shares			742,194
Exercise price of warrants | $ / shares			$ 6.40
Existing Warrants
Nature of business:
Number of common warrants to purchase shares issued | shares	703,125
Exercise price of warrants | $ / shares	$ 6.00											$ 6.40
Proceeds from the exercise of pre-funded warrants	$ 4,200,000
Existing Warrants | Common Stock
Nature of business:
Exercise price of warrants | $ / shares											$ 6.00
HyBryte
Nature of business:
Revenue from collaborative arrangement									$ 1,100,000
Collaborative Arrangement, Revenue Not from Contract with Customer, Statement of Income or Comprehensive Income [Extensible Enumeration]									Revenues
Term (in years)									4 years
NIH
Nature of business:
Government grant funding									$ 554,000
Exclusive option agreement | Common Stock
Nature of business:
Number of shares issued | shares					1,978
Shares issued price per share | $ / shares					$ 25.28